Other Income (loss) (Tables)	12 Months Ended
Dec. 31, 2022
Other Income, Nonoperating [Abstract]
Other income (loss)
The following table provides the breakdown of Other income (loss) for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Gain on disposal of land		$15	$23	$11
Gain (loss) on foreign currency (1)(2)		(7)	2	(2)
Gain (loss) on equity investment with readily determinable fair values (2)		(29)	20	—
Other (2)		(6)	(2)	(3)
Total other income (loss)		$(27)	$43	$6
(1)Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of foreign currency denominated monetary assets and liabilities. See Note 23 – Financial instruments for additional information.
(2)Comparative figures have been reclassified to conform to the current presentation.